Related Parties (Details) - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2025	Dec. 31, 2024
Related Parties [Line Items]
Capital contribution			$ 487,273
Transaction costs	$ 302,500
Other receivables		302,500	302,500
Expenses related services		265,126
Expenses incurred related to employees		394,213	576,309
Amount outstanding		209,979	10,000
Repaid due to related parties			1,026,091
Contingent consideration		$ 906,000
Holdback shares (in Shares)		4,000
Tax Lien [Member]
Related Parties [Line Items]
Holdback shares issued (in Shares)		4,000
Global Graphene Group [Member]
Related Parties [Line Items]
Due to related parties		$ 879,985
Repaid due to related parties			879,985
Global Graphene Group [Member] | Related Party [Member]
Related Parties [Line Items]
Due to related parties		0
Mach FM Corp [Member]
Related Parties [Line Items]
Due to related parties			$ 87,873
Outstanding payable		$ 88,979